PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 535,976	$ 425,960	$ 316,262
Short-term investments	209,035	163,594	261,643
Prepaid expenses and other current assets	52,713	39,513	29,654
Total current assets	$ 834,622	$ 666,346	643,570
Non-current assets:
Amounts due from related parties, non-current			$ 2,969
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Long-term investments	$ 130,799	$ 51,712	$ 80,653
Prepayment for long-term investments	52,823
Total non-current assets	216,199	80,771	127,944
Total assets	1,050,821	747,117	771,514
Current liabilities:
Total current liabilities	70,886	48,165	48,100
Non-current liabilities:
Total liabilities	82,110	51,944	53,602
Total mezzanine equity		1,361,278	1,257,497
Pony AI Inc. shareholders' (deficit) equity:
Additional paid-in capital	2,228,444	57,759	63,200
Special reserve	220	148	91
Accumulated deficit	(1,287,851)	(739,528)	(614,659)
Accumulated other comprehensive (loss) income	10,134	4,326	(163)
Total Pony AI Inc. shareholders' (deficit) equity	951,122	(677,250)	(551,487)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	1,050,821	747,117	771,514
Series A convertible redeemable preferred shares
Non-current liabilities:
Total mezzanine equity		14,664	14,818
Series B convertible redeemable preferred shares
Non-current liabilities:
Total mezzanine equity		76,840	76,840
Series B+ Convertible Redeemable Preferred Stock
Non-current liabilities:
Total mezzanine equity		107,135	107,135
Series B2 Convertible Redeemable Preferred Stock
Non-current liabilities:
Total mezzanine equity		68,138	68,138
Series C convertible redeemable preferred shares
Non-current liabilities:
Total mezzanine equity		559,087	559,087
Series C+ Convertible Redeemable Preferred Stock
Non-current liabilities:
Total mezzanine equity		249,884	249,884
Series D convertible redeemable preferred shares
Non-current liabilities:
Total mezzanine equity		285,530	181,595
Class A ordinary shares
Pony AI Inc. shareholders' (deficit) equity:
Ordinary shares	140	10	9
Class B ordinary shares
Pony AI Inc. shareholders' (deficit) equity:
Ordinary shares	35	35	35
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	446,873	288,716	124,160
Short-term investments	73,925	61,156	210,124
Receivables from subsidiaries	1,027,644	766,300	624,551
Prepaid expenses and other current assets	1,840	939	1,523
Total current assets	$ 1,550,282	$ 1,117,111	960,358
Non-current assets:
Amounts due from related parties, non-current			$ 2,969
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Long-term investments	$ 58,373	$ 1,933	$ 50,471
Prepayment for long-term investments	25,000
Total non-current assets	83,373	1,933	53,440
Total assets	1,633,655	1,119,044	1,013,798
Current liabilities:
Amounts due to subsidiaries	12,984	1,711	1,778
Accrued expenses and other current liabilities	5,628	8,437	5,147
Total current liabilities	18,612	10,148	6,925
Non-current liabilities:
Accumulated deficit in its subsidiaries, the VIEs and the VIEs' subsidiaries	663,921	424,868	300,863
Total non-current liabilities	663,921	424,868	300,863
Total liabilities	682,533	435,016	307,788
Total mezzanine equity		1,361,278	1,257,497
Pony AI Inc. shareholders' (deficit) equity:
Additional paid-in capital	2,228,444	57,759	63,200
Special reserve	220	148	91
Accumulated deficit	(1,287,851)	(739,528)	(614,659)
Accumulated other comprehensive (loss) income	10,134	4,326	(163)
Total Pony AI Inc. shareholders' (deficit) equity	951,122	(677,250)	(551,487)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	1,633,655	1,119,044	1,013,798
Parent company | Reportable legal entities | Series A convertible redeemable preferred shares
Non-current liabilities:
Total mezzanine equity		14,664	14,818
Parent company | Reportable legal entities | Series B convertible redeemable preferred shares
Non-current liabilities:
Total mezzanine equity		76,840	76,840
Parent company | Reportable legal entities | Series B+ Convertible Redeemable Preferred Stock
Non-current liabilities:
Total mezzanine equity		107,135	107,135
Parent company | Reportable legal entities | Series B2 Convertible Redeemable Preferred Stock
Non-current liabilities:
Total mezzanine equity		68,138	68,138
Parent company | Reportable legal entities | Series C convertible redeemable preferred shares
Non-current liabilities:
Total mezzanine equity		559,087	559,087
Parent company | Reportable legal entities | Series C+ Convertible Redeemable Preferred Stock
Non-current liabilities:
Total mezzanine equity		249,884	249,884
Parent company | Reportable legal entities | Series D convertible redeemable preferred shares
Non-current liabilities:
Total mezzanine equity		285,530	181,595
Parent company | Reportable legal entities | Class A ordinary shares
Pony AI Inc. shareholders' (deficit) equity:
Ordinary shares	140	10	9
Parent company | Reportable legal entities | Class B ordinary shares
Pony AI Inc. shareholders' (deficit) equity:
Ordinary shares	$ 35	$ 35	$ 35